Cira Centre 2929 Arch Street Philadelphia, PA 19104-2808 +1 215 994 4000 Main +1 215 994 2222 Fax www.dechert.com Kyle Whiteman Kyle.Whiteman@dechert.com +1 215 994 2168 Direct +1 215 994 2222 Fax

January 18, 2024

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	abrdn Platinum ETF Trust

Ladies and Gentlemen:

On behalf of abrdn Platinum ETF Trust (the “Trust”), attached herewith for filing is a registration statement on Form S-3 (the “Registration Statement”) relating to the offer and sale of abrdn Physical Platinum Shares ETF (the “Shares”).

The purpose of this filing is to update the amount of shares of unsold securities that were previously registered under the Registration Statement on Form S-3 from the amount indicated in the Trust’s registration statement filed on Form S-3 on January 12, 2024 (SEC Accession No. 0001999371-24-000419).

No filing fee with respect to the indefinite number of Shares is being paid in connection with the filing of this Registration Statement. As indicated in the footnotes to the Calculation of Registration Fee table included as an exhibit to the Registration Statement, in accordance with Rule 456(d) under the Securities Act, the registrant is deferring payment of these registration fees and will pay these registration fees on an annual net basis no later than 90 days after the end of each fiscal year. The registration fee for the Shares will be partially offset by the filing fee paid for previously registered unsold Shares in accordance with Rule 457(p) under the Securities Act.

Should you have any questions regarding the filing or the foregoing matters, please do not hesitate to contact me at (215) 994-2168.

Very truly yours,

/s/ Kyle F. Whiteman
Kyle F. Whiteman